Long-Term Investments (Tables)	6 Months Ended
Jun. 30, 2023
Long-Term Investments [Abstract]
Schedule of Long-Term Investments	The Company’s long-term investments consist of the following:
	As of June 30, 2023	As of December 31, 2022

Equity method investments:
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”)	$35,591	$37,056
Equity investments without readily determinable fair value:
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”)	1,379,063	1,435,832
Beijing Xingshuizhixing Technology Co., Ltd. (“Xingshuizhixing”)	1,103,250	1,148,665
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”)	413,719	430,750
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”)	275,813	287,167
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd.(“Cheyi”)	218,957	227,970
Chengdu Zhongfuze Management LLP(“Zhongfuze”)	68,953	71,792
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”)	68,953	71,792
Zhejiang Qianshier Household Co., Ltd.(“Qianshier”)	68,953	71,792
Taizhoujia Menkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Taizhoujia”)	68,953	71,792
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”)	68,953	71,792
Shidong Funeng(Ruzhou) Industry Development Co., Ltd.( “Funeng”)	37,235	38,767
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”)	24,823	25,845
Subtotal	3,833,216	3,991,012
Less: impairment	(933,311)	(971,731)
Total	$2,899,905	$3,019,281